SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Number of options
Outstanding at beginning of year | shares	2,553,640
Changes during the year:
Granted | shares	0
Exercised | shares	(915,145)
Forfeited | shares	0
Expired | shares	0
Outstanding at end of year | shares	1,638,495
Exercisable at end of year | shares	1,638,495
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 5.3	[1]
Changes during the year:
Granted | $ / shares	0	[1]
Exercised | $ / shares	5.92	[1]
Forfeited | $ / shares	0	[1]
Expired | $ / shares	0	[1]
Outstanding at end of year | $ / shares	4.96	[1]
Exercisable at end of year | $ / shares	$ 4.96	[1]

[1]	In U.S. dollars per Ordinary Share